4. ACQUISITION OF IMPETRO RESOURCES LLC	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
4. ACQUISITION OF IMPETRO RESOURCES LLC

On the Roll-up Date, the Company acquired 100% of the member units of ImPetro by issuing 3,570,000 common shares and cash consideration of $1,150,000 in exchange for all of ImPetro’s outstanding member units and cancelation of certain notes payable. Through this acquisition, the Company acquired ImPetro’s various oil and natural gas working interests ranging from 15%-100%, net revenue interests ranging from 8%-79% and royalty interests ranging from 1%-4% in Atascosa, Bastrop, Brazos, Burleson, Fayette, Frio, Gonzales and Lee Counties in the southern region of Texas. Additionally, the Company acquired field equipment, vehicles, office equipment, permits, and assumed various assets and liabilities as part of the purchase.

The consideration exchanged for assets was derived using the asset approach to calculate the asset’s, and related liabilities, fair-value shortly before the Roll-up Date and was completed to provide a return to the investors of the Company. Goodwill of approximately $960,000 was recognized as a result of this roll-up transaction and is calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. It specifically includes the expected synergies and other benefits the Company believes will result from the Company’s operational experience. The following table presents a summary of the fair value of assets acquired and liabilities assumed at the Roll-up Date in accordance with ASC 805-10, Business Combinations:

Fair value of assets acquired and liabilities assumed
Cash	$856,433
Trade receivable	326,361
Joint interest receivable	167,120
Prepaid expenses	76,455
Proved oil and natural gas properties	50,836,948
Field equipment, vehicles, and office equipment	132,659
Other	368,738
Goodwill	959,681
Accounts payable and accrued liabilities	(692,298)
Joint interest revenue payable	(765,750)
Notes payable	(41,735)
Asset retirement obligations	(2,399,568)
Total fair value of assets acquired and liabilities assumed, net	$49,825,044

Consideration transferred and fair value adjustment
Fair value of common stock issued (4)	$35,700,000
Cash payment to ImPetro members	1,150,000
Carrying value of ImPetro equity interest, note receivable, and related interest (5)	5,995,171
Fair value adjustment in a business combination acquired in stages (6)	6,979,873
Total consideration transferred and fair value adjustment	$49,825,044

(4)	3,570,000 common shares were issued at $10.00 per unit. The fair value of the shares were determined based on a private offering of shares at $10.00 per share on the Roll-up Date.

(5)	Prior to acquiring 100% of the member units of ImPetro, the Company held a 40% interest in ImPetro which was carried at cost and was adjusted for the Company’s proportionate share of their undistributed earnings or losses through the Roll-up Date. Additionally, the Company held a note receivable with related interest receivable which was forgiven in the acquisition.

(6)	The Company followed the provisions of ASC 805-10, Business Combinations, which requires the Company to record a gain or loss in the consolidated statement of operations as a result of remeasuring its prior equity interest at fair-value in a business combination acquired in stages.

Pro Forma Acquisition Information (unaudited)

Had the Company’s acquisition of ImPetro occurred effective January 1, 2011, the combined pro forma revenues and net income (loss) for the years ended December 31, 2011 would have been as follows:

	Year Ended December 31, 2011
	As Reported	ImPetro	Pro Forma Adjustment			Total

Total revenues	$4,898,438	$1,983,065	$			$6,881,503
Total expenses	4,929,172	2,071,253				7,000,425
Other income (expense)	3,412,882	(1,392,021)		(2,247,050)	(7)	(226,189)
Net income (loss)	3,382,148	(1,480,209)		(2,247,050)		(345,111)

Basic and diluted loss per common share						(0.03)

These unaudited consolidated pro forma financial statements are provided for illustrative purposes and do not purport to represent what the Company's results would have been if such transactions had occurred on the above mentioned date. These statements were prepared based on GAAP. The use of estimates is required and actual results could differ from the estimates used. The Company believes the assumptions used provide a reasonable basis for presenting the significant effects directly attributable to the Company’s acquisition of ImPetro.

(7)	To eliminate income from the Company’s equity investment in ImPetro, the gain from the ImPetro business combination acquired in stages, the effects of historical debt that is converted to equity at the Roll-up Date, the put option liability, and the going public delay expenses.